INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES [abstract]
Disclosure of inventories

16.   INVENTORIES

	December 31,
	2017	2018
	RMB	RMB

Crude oil and other raw materials	85,975	85,469
Work in progress	14,774	13,690
Finished goods	84,448	88,929
Spare parts and consumables	2,651	2,872
	187,848	190,960
Less: Allowance for diminution in value of inventories	(1,155)	(6,376)
	186,693	184,584

Allowance for diminution in value of inventories is analyzed as follows:

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	4,402	920	1,155
Allowance for the year	430	436	5,535
Reversal of allowance on disposal	(10)	(13)	(114)
Written off	(4,021)	(190)	(217)
Other increase	119	2	17
Balance as of December 31	920	1,155	6,376

During the years ended December 31, 2016, 2017 and 2018, costs of inventories recognized as an expense in the consolidated statement of income were RMB 1,461,285, RMB 1,854,629, and RMB 2,366,199, respectively. Such costs include the write-down of inventories of RMB 430, RMB 436, and RMB 5,535, respectively, and the reversal of write-down of inventories of RMB 10, RMB 13 and RMB 114, respectively. The write-down of inventories and the reversal of write-down of inventories were recorded in purchased crude oil, products and operating supplies and expenses in the consolidated statement of income. The write-down of inventories which were realized primarily with the sales of inventories for the year ended December 31, 2016, 2017 and 2018 were RMB 4,021, RMB 190 and RMB 217. The write-down of inventories for the year ended December 31, 2018 is mainly related to crude oil, finished goods and work in progress of refined oil products and chemical products.